4A. 7% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
4. 7% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES

On July 27, 2011 the Company completed an offering of $5,000,000 of its senior secured convertible promissory notes (the “Senior Secured Notes”). The Senior Secured Notes bear an interest of 7% per annum, are secured by all of the Company’s assets, were originally scheduled to mature on November 30, 2011, and were convertible into shares of the Company’s common stock at a conversion price of $125.00 per share, subject to adjustment. Subsequent to its issuance, the terms of the Senior Secured Notes have been amended several times, which among others, extended the maturity date to November 30, 2012.  The purchasers of the Senior Secured Notes also received five year, fully vested warrants to purchase 40,000 shares of common stock at $125.00 per share, subject to adjustment.  Net proceeds to the Company from the issuance of the Senior Secured Notes were $4,615,000 after placement and other direct closing costs.

The conversion price of the Senior Secured Notes and the exercise price of the warrants are subject to adjustment based upon the pricing of subsequent financings undertaken by the Company.  The Company has determined that this anti-dilution reset provision caused the conversion feature to be bifurcated from the Senior Secured Notes, treated as a derivative liability, and accounted for at its fair value.  Upon issuance, the Company determined the fair value of the conversion feature was $1,844,422 and recorded a corresponding discount to the Senior Secured Notes.  The Company has also determined that the anti-dilution reset provision of the warrants also is subject to derivative liability treatment and is required to be accounted for at its fair value.  Upon issuance in 2011, the Company determined the fair value of the warrants was $3,616,870 and recorded a discount of $3,155,578 to the Senior Secured Notes, and recognized the remaining amount of $461,292 as private placement costs in the statement of operations.  The total discount to the Senior Secured Notes of $5,000,000 was amortized in full through the original maturity date of November 30, 2011.  See Note 9 for discussion on derivative liability.

In connection with this sale of Senior Secured Notes and warrants, the Company 1) incurred a placement fee of $350,000 (7% of gross proceeds of the offering), 2) issued five-year warrants to its placement agent to acquire 800 shares of common stock, and 3) paid $35,000 for legal and escrow services in connection with the issuance of these Senior Secured Notes and warrants.  The warrants issued to the placement agent are exercisable at $125.00 per share, may be exercised on a cashless basis, and contain anti-dilution protection.  The Company has determined that this anti-dilution reset provision of the warrants is subject to derivative liability treatment and is required to be accounted for at its fair value.  Upon issuance in 2011, the Company determined the fair value of the warrants was $74,018 and recorded a corresponding charge to private placement costs. The aggregate amount of the above costs was $459,018, and was considered as a cost of the private placement. Total private placement costs recorded in 2011 for the issuance of convertible debentures was $920,310.

Effective December 1, 2012, the Senior Secured Notes were in default.  Upon a default, the interest rate on the Senior Secured Notes increased to 15% per annum, and the holders of the Senior Secured Notes have the right to demand that the Company immediately redeem all of the Senior Secured Notes at a price that is the greater than the outstanding balance of the Senior Secured Notes.  In general, the investors may demand that the Senior Secured Notes be redeemed at a price equal to the greater of (i) 125% of the outstanding balance of the Senior Secured Notes and unpaid interest and fees, if any, or (ii) an amount based on 135% of the greatest closing sale price of the Company’s common stock during the period beginning on the date of default until the redemption demand.  A default will also permit the holders of the Senior Secured Notes to pursue collection actions against the Company.  As a result, during 2012, the Company recorded penalty interest of $1,387,361 representing the 125% redemption price of the outstanding notes which is included in the accompanying 2012 statement of operations, and has reflected  accrued interest upon default as part of “Accrued Interest and Penalty” in the accompanying balance sheet.

During the year ended December 31, 2012, the Company recorded interest expense of $395,833 pursuant to the terms of the note.  As of December 31, 2012, the entire $5,000,000 principal amount of the Senior Secured Notes remained outstanding and in default and $549,444 of accrued interest which was recorded as part of “Accrued Interest and Penalty” in the accompanying balance sheet.

In May 2013, pursuant to an Exchange Agreement with the Company’s creditors, these notes were exchanged to shares of common stock.  See Note 12 Subsequent Events for further discussion.